Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating Income
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	$ 2,937	$ 3,350	$ 2,399	$ 1,995	$ 2,927	$ 2,259	$ 1,691	$ 1,705	$ 10,681	$ 8,582
Income Tax Benefits	(481)	(448)	(214)	(87)	(287)	(200)	(16)	(126)	(1,230)	(629)
Net Income	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 2,640	$ 2,059	$ 1,675	$ 1,579	9,451	7,953
Comprehensive Income									7,132	11,700
Parent Company
Operating Income
Dividends from subsidiary									12,363	2,392
Interest and dividend income from securities and federal funds										0
Total operating income									12,363	2,392
General, Administrative and Other Expenses									4,210	3,733
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary									8,153	(1,341)
Income Tax Benefits									773	785
Income (Loss) Before Equity in Undistributed Income of Subsidiary									8,926	(556)
Equity in Undistributed Income of Subsidiary									525	8,509
Net Income									9,451	7,953
Comprehensive Income									$ 7,132	$ 11,700